INTANGIBLE ASSETS - Amortization Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
INTANGIBLE ASSETS
Amortization expense	$ 5,603	¥ 38,525	¥ 10,245	¥ 9,022
Estimated amortization expenses
2019		42,342
2020		39,724
2021		38,570
2022		38,124
2023		¥ 30,574